Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Principal Accounting Policies
Accounts receivable, net	¥ 2,033,778		¥ 2,184,729		$ 278,626
Cost of products	2,473,804	$ 338,910	2,409,110	¥ 2,255,950
Sales Revenue, Net | Customer | Customer A
Summary of Significant Principal Accounting Policies
Accounts receivable, net	978,678		976,028	1,094,564
Accounts Receivable | Customer | Customer A
Summary of Significant Principal Accounting Policies
Accounts receivable, net			406,578
Cost of Products | Supplier | B
Summary of Significant Principal Accounting Policies
Cost of products	¥ 624,377		¥ 761,488	¥ 1,007,377